Other disclosures - Risk review - Concentrations of Credit Risk Geographical (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
On-balance sheet [abstract]
Cash and balances at central banks	£ 171,082	£ 102,353		£ 49,711
Items in course of collection from other banks	2,153	1,467		1,011
Trading portfolio assets	113,760	80,240		77,348
Financial assets designated at fair value	116,281	78,608		76,830
Derivative financial instruments	237,669	346,626		327,709
Loans and advances to banks	35,663	43,251		41,349
Loans and advances to customers	365,552	392,784		399,217
Reverse repurchase agreements and other similar secured lending	12,546	13,454		28,187
Other financial assets		1,205
Total Assets	1,133,248	1,213,126	[1]	£ 1,120,000	[2]
Off-balance sheet [abstract]
Contingent liabilities	19,012	19,939
Documentary credits and other short-term trade related transactions	812	1,005
Standby facilities, credit lines and other commitments	314,761	302,681
Total off-balance sheet	334,585	323,625
Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	171,082	102,353
Items in course of collection from other banks	2,153	1,467
Trading portfolio assets	54,340	41,764
Financial assets designated at fair value	111,611	74,013
Derivative financial instruments	237,669	346,626
Loans and advances to banks	35,663	43,251
Loans and advances to customers	365,552	392,784
Reverse repurchase agreements and other similar secured lending	12,546	13,454
Financial investments - debt securities	57,129	62,879
Other financial assets	869	1,205
Total Assets	1,048,614	1,079,796
Off-balance sheet [abstract]
Contingent liabilities	19,012	19,908
Documentary credits and other short-term trade related transactions	812	1,005
Standby facilities, credit lines and other commitments	314,761	302,681
Total off-balance sheet	334,585	323,594
Total	1,383,199	1,403,390
United Kingdom [member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	53,068	30,485
Items in course of collection from other banks	987	969
Trading portfolio assets	10,603	8,981
Financial assets designated at fair value	33,922	25,821
Derivative financial instruments	81,656	108,559
Loans and advances to banks	10,251	7,458
Loans and advances to customers	253,702	253,752
Reverse repurchase agreements and other similar secured lending	203	218
Financial investments - debt securities	17,471	18,126
Other financial assets	592	987
Total Assets	462,455	455,356
Off-balance sheet [abstract]
Contingent liabilities	7,603	8,268
Documentary credits and other short-term trade related transactions	800	915
Standby facilities, credit lines and other commitments	105,112	106,427
Total off-balance sheet	113,515	115,610
Total	575,970	570,966
Europe [member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	57,179	40,439
Items in course of collection from other banks	1,166	498
Trading portfolio assets	13,620	9,171
Financial assets designated at fair value	23,725	10,244
Derivative financial instruments	81,566	107,337
Loans and advances to banks	11,847	12,674
Loans and advances to customers	39,687	47,050
Reverse repurchase agreements and other similar secured lending	375	309
Financial investments - debt securities	23,598	27,763
Other financial assets	13	0
Total Assets	252,776	255,485
Off-balance sheet [abstract]
Contingent liabilities	3,039	3,275
Documentary credits and other short-term trade related transactions	5	9
Standby facilities, credit lines and other commitments	36,079	35,476
Total off-balance sheet	39,123	38,760
Total	291,899	294,245
Americas [member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	56,034	24,859
Items in course of collection from other banks	0	0
Trading portfolio assets	25,680	19,848
Financial assets designated at fair value	46,288	33,181
Derivative financial instruments	57,858	105,129
Loans and advances to banks	8,044	16,894
Loans and advances to customers	63,246	81,045
Reverse repurchase agreements and other similar secured lending	10,521	11,439
Financial investments - debt securities	14,110	12,030
Other financial assets	148	137
Total Assets	281,929	304,562
Off-balance sheet [abstract]
Contingent liabilities	6,708	6,910
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	168,003	156,077
Total off-balance sheet	174,711	162,987
Total	456,640	467,549
Africa and middle east [member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	63	77
Items in course of collection from other banks	0	0
Trading portfolio assets	473	435
Financial assets designated at fair value	1,611	733
Derivative financial instruments	2,792	1,493
Loans and advances to banks	1,714	1,778
Loans and advances to customers	2,541	3,089
Reverse repurchase agreements and other similar secured lending	32	92
Financial investments - debt securities	114	251
Other financial assets	33	10
Total Assets	9,373	7,958
Off-balance sheet [abstract]
Contingent liabilities	529	702
Documentary credits and other short-term trade related transactions	7	40
Standby facilities, credit lines and other commitments	1,601	1,694
Total off-balance sheet	2,137	2,436
Total	11,510	10,394
Asia [member] | Credit risk [member]
On-balance sheet [abstract]
Cash and balances at central banks	4,738	6,493
Items in course of collection from other banks	0	0
Trading portfolio assets	3,964	3,329
Financial assets designated at fair value	6,065	4,034
Derivative financial instruments	13,797	24,108
Loans and advances to banks	3,807	4,447
Loans and advances to customers	6,376	7,848
Reverse repurchase agreements and other similar secured lending	1,415	1,396
Financial investments - debt securities	1,836	4,709
Other financial assets	83	71
Total Assets	42,081	56,435
Off-balance sheet [abstract]
Contingent liabilities	1,133	753
Documentary credits and other short-term trade related transactions	0	41
Standby facilities, credit lines and other commitments	3,966	3,007
Total off-balance sheet	5,099	3,801
Total	£ 47,180	£ 60,236

[1]	Africa Banking assets held for sale were reported in Head Office for 2016.
[2]	Africa Banking assets held for sale were reported in Head Office for 2015.